Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Prepayments and other current assets

6.    Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Refundable deposits	75,092	89,958
Prepayment	43,278	37,981
VAT recoverable	13,311	29,555
Other current assets	36,436	21,893
Total	168,117	179,387

Prepayments primarily consist of prepayments for products, marketing and consulting services provided by suppliers.